FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2020, and 2019:

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$6,999	$-	$-	$6,999

Marketable securities:

Foreign banks and government debentures	-	60,155	-	60,155
Corporate debentures	-	71,365	-	71,365

Total financial assets	$6,999	$131,520	$-	$138,519

F - 30

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 5:- FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$783	$-	$-	$783

Marketable securities:

Equity securities	2,570	-	-	2,570
Foreign banks and government debentures	-	76,293	-	76,293
Corporate debentures	-	70,757	-	70,757

Total financial assets	$3,353	$147,050	$-	$150,403

Liabilities

Other accounts payable and accrued expenses:

Deferred consideration	$-	$-	$2,035	$2,035

Total liabilities	$-	$-	$2,035	$2,035